SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (3,257,000)	$ (19,369,000)	$ (2,400,000)	$ (2,134,000)	$ (22,626,000)	$ (4,534,000)	$ (10,509,000)	$ (10,330,000)
Working Capital Deficit							4,400,000
Cash and cash equivalents	3,689,000				3,689,000		374,000	7,141,000
Cash equivalents							0	0
Revenue			32,000		20,000	55,000	697,000	82,000
Revenue Recorded To Recognition of Income							550,000	42,000
Allowance for doubtful accounts							$ 0	0
Estimated useful life							4 years
Contract liabilities							$ 108,000	450,000	$ 360,000
Advance Deposit							3,000	128,000
Contract Liability Foreign Currency Translations							46,000	42,000
Contract liabilities Recognition Of Revenue Related To The Completion Of The Performance Obligation Contracts							391,000	4,000
Recorded grant income and research & development tax credits							1,000,000	1,000,000
Research And Development Tax Credit							$ 549,000	519,000
Expiration term							10 years
Stock-based compensation expense	$ 212,000		$ 259,000		$ 467,000	$ 509,000	$ 1,040,000	850,000
Number of operating segments | segment					1		1
Number of reportable segments | segment					1		1
Uncertain tax positions							$ 0	$ 0
Additional paid-in capital					$ 489,000
Other Nonoperating Expense					50,000
Offering costs					$ 539,000
Reverse stock split ratio	0.2	0.2	0.2	0.2	0.2	0.2	0.2	0.2
Materials [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue							$ 147,000	$ 40,000